Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 30,241,931			$ 6,728,895	$ 4,025,508			$ 945,802
Total current assets	30,499,054			6,871,008				1,445,802
Total assets	30,524,544			6,873,001				1,445,802
Current liabilities
Total current liabilities	605,325			161,437				28,994
Total liabilities	605,325			15,386,102				2,075,994
Commitments and contingencies
Stockholders' deficit
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 50,874,089 and 942,235 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	5,087			1,632				43
Accumulated deficit	(56,186,814)			(8,659,471)				(630,235)
Total stockholders' equity (deficit)	29,919,219	$ (15,638,288)	$ (11,840,060)	(8,513,101)	$ (4,559,033)	$ (2,618,613)	$ (1,485,176)	(630,192)
Total liabilities and stockholders' equity (deficit)	$ 30,524,544			6,873,001				1,445,802
Surfside Acquisition Inc.
Current assets
Cash		11,027		3,464		522		774	$ 69
Total current assets		11,027		3,464				774
Total assets		11,027		3,464				774
Current liabilities
Accounts payable and accrued expenses		17,300		10,700				10,700
Note payable - stockholder		172,025		147,025				99,525
Total current liabilities		189,325		157,725				110,225
Total liabilities		189,325		157,725				110,225
Commitments and contingencies
Stockholders' deficit
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, par value $0.0001 and $0.0001 per share, 300,000,000 shares authorized, 50,874,089 and 942,235 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively		500		500				500
Accumulated deficit		(178,798)		(154,761)				(109,951)
Total stockholders' equity (deficit)		(178,298)	$ (165,524)	(154,261)		$ (132,203)	$ (120,742)	(109,451)	$ (61,826)
Total liabilities and stockholders' equity (deficit)		$ 11,027		$ 3,464				$ 774